Average Annual Total Returns			12 Months Ended	60 Months Ended	120 Months Ended
		Apr. 30, 2024	Dec. 31, 2023	Dec. 31, 2023	Dec. 31, 2023
Class A
Prospectus [Line Items]
Average Annual Return, Percent			(0.02%)	(1.03%)	0.17%
Class C
Prospectus [Line Items]
Average Annual Return, Percent			2.92%	(0.87%)	(0.16%)
Class I
Prospectus [Line Items]
Average Annual Return, Percent			5.03%	0.14%	0.83%
Performance Inception Date		Aug. 31, 2016
Class Y
Prospectus [Line Items]
Average Annual Return, Percent			5.03%	0.12%	0.86%
Performance Inception Date		Sep. 01, 2015
Class Z
Prospectus [Line Items]
Average Annual Return, Percent			4.86%	(0.01%)	0.74%
Class Z | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent			3.65%	(1.06%)	(0.24%)
Class Z | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent			2.85%	(0.43%)	0.16%
Bloomberg U.S. Aggregate Bond Index* reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent	[1]		5.53%	1.10%	1.81%
Bloomberg GNMA Index reflects no deductions for fees, expenses or taxes
Prospectus [Line Items]
Average Annual Return, Percent			5.40%	0.34%	1.34%

[1]	In accordance with regulatory changes requiring the fund's primary benchmark to represent the overall applicable market, the fund's primary benchmark changed effective August 30, 2024.